Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $13,042,000.00.
Narrative - Max Aggregate Offering Price	$ 13,042,000.00
Final Prospectus	true